Property and Equipment, Net - Schedule of Property and Equipment, Stated at Cost Less Accumulated Depreciation (Details)	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)
Schedule of Property and Equipment, Stated at Cost Less Accumulated Depreciation [Line Items]
Less: accumulated depreciation	$ (418,357)	$ (53,774)	$ (342,506)
Net book value	192,545	24,749	268,396
Office equipment [Member]
Schedule of Property and Equipment, Stated at Cost Less Accumulated Depreciation [Line Items]
Property and Equipment Gross	14,488	1,862	14,488
Leasehold improvements [Member]
Schedule of Property and Equipment, Stated at Cost Less Accumulated Depreciation [Line Items]
Property and Equipment Gross	246,332	31,663	246,332
Motor Vehicles [Member]
Schedule of Property and Equipment, Stated at Cost Less Accumulated Depreciation [Line Items]
Property and Equipment Gross	$ 350,082	$ 44,998	$ 350,082